UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 38.8%
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 3.6%
Ford Motor Credit Co., LLC, Senior Bonds (3 mo. USD LIBOR + 0.930%)	2.243%	11/4/19	$620,000	$624,344	(a)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.520%)	1.739%	9/8/17	600,000	600,008	(a)
Ford Motor Credit Co., LLC, Senior Notes	2.551%	10/5/18	270,000	271,906
Ford Motor Credit Co., LLC, Senior Notes	2.021%	5/3/19	210,000	210,001
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 2.060%)	3.364%	1/15/19	1,500,000	1,529,387	(a)
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	330,000	342,256

Total Automobiles				3,577,902

Internet & Direct Marketing Retail - 0.3%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	330,000	331,593	(b)

Media - 0.2%
DISH DBS Corp., Senior Notes	5.875%	11/15/24	160,000	173,200

Specialty Retail - 1.2%
Lowe’s Cos. Inc., Senior Notes (3 mo. USD LIBOR + 0.240%)	1.544%	4/15/19	660,000	661,480	(a)
Lowe’s Cos. Inc., Senior Notes (3 mo. USD LIBOR + 0.420%)	1.648%	9/10/19	500,000	503,474	(a)

Total Specialty Retail				1,164,954

TOTAL CONSUMER DISCRETIONARY				5,247,649

CONSUMER STAPLES - 2.0%
Beverages - 0.2%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	2.571%	2/1/21	190,000	196,218	(a)

Food & Staples Retailing - 0.3%
CVS Health Corp., Senior Notes	1.900%	7/20/18	300,000	300,865

Food Products - 0.9%
Mondelez International Inc., Senior Notes (3 mo. USD LIBOR + 0.520%)	1.831%	2/1/19	790,000	791,980	(a)
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	160,000	161,285	(b)

Total Food Products				953,265

Tobacco - 0.6%
BAT Capital Corp., Senior Notes	2.764%	8/15/22	390,000	393,806	(b)
Reynolds American Inc., Senior Notes	3.250%	6/12/20	172,000	177,252

Total Tobacco				571,058

TOTAL CONSUMER STAPLES				2,021,406

ENERGY - 5.8%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	3.250%	11/15/21	180,000	186,143

Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	230,000	244,672
BP Capital Markets PLC, Senior Bonds (3 mo. USD LIBOR + 0.870%)	2.120%	9/16/21	900,000	916,161	(a)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.410%)	1.725%	11/15/19	1,050,000	1,058,700	(a)
Chevron Corp., Senior Notes (3 mo. USD LIBOR + 0.530%)	1.748%	3/3/22	800,000	807,529	(a)
Enterprise Products Operating LLC, Junior Subordinated Notes (7.034% to 1/15/2018 then 3 mo. USD LIBOR + 2.680%)	7.034%	1/15/68	60,000	61,170	(a)
Exxon Mobil Corp., Senior Bonds (3 mo. USD LIBOR + 0.370%)	1.593%	3/6/22	640,000	645,215	(a)
Kinder Morgan Inc., Senior Notes	7.250%	6/1/18	40,000	41,544
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	90,000	95,897
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	690,000	733,125
Shell International Finance BV, Senior Notes (3 mo. USD LIBOR + 0.450%)	1.759%	5/11/20	330,000	332,784	(a)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes (3 mo. USD LIBOR + 0.920%)	2.224%	4/10/19	600,000	603,320	(a)(b)

Total Oil, Gas & Consumable Fuels				5,540,117

TOTAL ENERGY				5,726,260

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 18.1%
Banks - 12.3%
Bank of America Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.169%	4/1/19	$1,580,000	$1,595,101	(a)
BB&T Corp., Senior Notes (3 mo. USD LIBOR + 0.860%)	2.106%	6/15/18	1,020,000	1,025,349	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	450,000	489,937
Citigroup Inc., Junior Subordinated Bonds (3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	1,000,000	1,081,250	(a)(c)
Citigroup Inc., Senior Bonds (3 mo. USD LIBOR + 0.690%)	2.007%	4/27/18	1,500,000	1,504,848	(a)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.770%)	2.074%	4/8/19	530,000	533,564	(a)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 0.970%)	2.198%	6/10/20	980,000	994,602	(a)(b)
Credit Agricole SA, Senior Notes (3 mo. USD LIBOR + 1.180%)	2.479%	7/1/21	350,000	357,332	(a)(b)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	400,000	413,365	(b)
HSBC Bank PLC, Senior Notes (3 mo. USD LIBOR + 0.640%)	1.955%	5/15/18	1,030,000	1,033,874	(a)(b)
HSBC USA Inc., Senior Notes (3 mo. USD LIBOR + 0.880%)	2.176%	9/24/18	390,000	393,128	(a)
Santander Holdings USA Inc., Senior Notes	2.700%	5/24/19	1,400,000	1,412,596
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 3.990% or 5.570%)	5.570%	10/2/17	1,020,000	1,029,243	(a)(c)
Westpac Banking Corp., Senior Notes (3 mo. USD LIBOR + 0.740%)	2.051%	7/30/18	300,000	301,747	(a)

Total Banks				12,165,936

Capital Markets - 3.4%
Bank of New York Mellon Corp., Senior Notes (3 mo. USD LIBOR + 0.870%)	2.184%	8/17/20	530,000	540,139	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	2.415%	11/15/18	950,000	958,873	(a)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.360%)	2.674%	4/23/21	380,000	388,508	(a)
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	410,000	416,967
UBS AG Stamford CT, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.166%	6/1/20	1,090,000	1,098,399	(a)

Total Capital Markets				3,402,886

Consumer Finance - 1.5%
American Express Credit Corp., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.092%	11/5/18	820,000	826,175	(a)
American Express Credit Corp., Senior Notes	2.600%	9/14/20	630,000	641,833

Total Consumer Finance				1,468,008

Insurance - 0.9%
Prudential Financial Inc., Senior Notes (3 mo. USD LIBOR + 0.780%)	2.095%	8/15/18	890,000	895,710	(a)

TOTAL FINANCIALS				17,932,540

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 2.1%
Biotechnology - 0.8%
Amgen Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	1.915%	5/22/19	$350,000	$352,646	(a)
Celgene Corp., Senior Notes	2.125%	8/15/18	240,000	241,114
Gilead Sciences Inc., Senior Notes	1.850%	9/4/18	170,000	170,747

Total Biotechnology				764,507

Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	2.253%	6/6/22	330,000	331,350	(a)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	380,000	332,500

Total Health Care Equipment & Supplies				663,850

Pharmaceuticals - 0.6%
Merck & Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.375%)	1.684%	2/10/20	620,000	623,953	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	40,000	38,121

Total Pharmaceuticals				662,074

TOTAL HEALTH CARE				2,090,431

INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	10,632	12,174

INFORMATION TECHNOLOGY - 1.8%
Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM Inc., Senior Notes	2.100%	5/20/20	140,000	141,092

Software - 1.1%
Oracle Corp., Senior Notes (3 mo. USD LIBOR + 0.580%)	1.884%	1/15/19	1,050,000	1,057,995	(a)

Technology Hardware, Storage & Peripherals - 0.6%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	550,000	580,044	(b)

TOTAL INFORMATION TECHNOLOGY				1,779,131

MATERIALS - 0.9%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	380,000	379,403	(b)

Metals & Mining - 0.5%
Vale Overseas Ltd., Senior Notes	4.625%	9/15/20	430,000	457,413

TOTAL MATERIALS				836,816

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.910%)	2.227%	11/27/18	230,000	231,875	(a)
AT&T Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.226%	6/30/20	760,000	770,227	(a)
CenturyLink Inc., Senior Notes	6.150%	9/15/19	80,000	84,600

Total Diversified Telecommunication Services				1,086,702

Wireless Telecommunication Services - 0.5%
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	280,000	306,600
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	33,000	35,681	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	80,000	101,800

Total Wireless Telecommunication Services				444,081

TOTAL TELECOMMUNICATION SERVICES				1,530,783

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 1.2%
Electric Utilities - 0.1%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	$150,000	$150,667

Independent Power and Renewable Electricity Producers - 0.1%
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	97,429	93,045

Multi-Utilities - 1.0%
TECO Finance Inc., Senior Notes (3 mo. USD LIBOR + 0.600%)	1.904%	4/10/18	980,000	981,394	(a)

TOTAL UTILITIES				1,225,106

TOTAL CORPORATE BONDS & NOTES (Cost - $37,909,388)				38,402,296

ASSET-BACKED SECURITIES - 16.5%
Amortizing Residential Collateral Trust, 2002-BC4 M1 (1 mo. USD LIBOR + 1.050%)	2.282%	7/25/32	94,043	94,254	(a)
Apollo Credit Funding Ltd., 2004-A A1 (3 mo. USD LIBOR + 1.470%)	2.774%	4/15/27	750,000	750,216	(a)(b)
Ascentium Equipment Receivables, 2017-1A A3	2.290%	6/10/21	1,180,000	1,184,971	(b)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.034%	3/25/37	584,115	545,511	(a)(b)
BlueMountain CLO Ltd., 2014-3A A1R (3 mo. USD LIBOR + 1.140%)	2.444%	10/15/26	750,000	749,993	(a)(b)
Business Loan Express, 2001-2A A (1 mo. USD LIBOR + 0.580%)	1.812%	1/25/28	155,557	140,446	(a)(b)
Business Loan Express, 2002-1A A (1 mo. USD LIBOR + 0.550%)	1.784%	7/25/28	91,113	88,415	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	2.552%	7/20/31	500,000	497,705	(a)(b)
Cent CLO LP, 2013-17A A1 (3 mo. USD LIBOR + 1.300%)	2.611%	1/30/25	387,198	389,568	(a)(b)
Cent CLO LP, 2014-21A A1BR (3 mo. USD LIBOR + 1.210%)	2.527%	7/27/26	500,000	500,101	(a)(b)
CIFC Funding Ltd., 2017-1A A (3 mo. USD LIBOR + 1.360%)	2.667%	4/23/29	500,000	500,958	(a)(b)
Flatiron CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.250%)	2.695%	5/15/30	500,000	502,194	(a)(b)
Hertz Fleet Lease Funding LP, 2014-1 A (1 mo. USD LIBOR + 0.400%)	1.631%	4/10/28	54,614	54,612	(a)(b)
Jackson Mill CLO Ltd., 2015-1A A (3 mo. USD LIBOR + 1.540%)	2.844%	4/15/27	250,000	251,869	(a)(b)
LCM Ltd. Partnership, 2023-A A1 (3 mo. USD LIBOR + 1.400%)	2.707%	10/20/29	500,000	506,406	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	1.579%	12/7/20	742,740	744,241	(a)
New Century Home Equity Loan Trust, 2004-2 M2 (1 mo. USD LIBOR + 0.930%)	2.162%	8/25/34	609,842	593,266	(a)
NovaStar Home Equity Loan Trust, 2003-1 M1 (1 mo. USD LIBOR + 0.950%)	2.659%	5/25/33	147,439	136,389	(a)
OHA Loan Funding Ltd., 2014-1A A1R (3 mo. USD LIBOR + 1.150%)	2.457%	10/20/26	500,000	500,684	(a)(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	2.725%	8/15/29	250,000	252,717	(a)(b)
Option One Mortgage Loan Trust, 2007-FXD1 3A4	5.860%	1/25/37	720,000	701,096
OSCAR US Funding Trust, 2017-1A A2A	2.300%	5/11/20	1,380,000	1,383,698	(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	2.112%	8/25/33	$319,907	$301,774	(a)
Residential Asset Mortgage Products Inc., 2004-SL3 A4	8.500%	12/25/31	12,878	10,204
SACO I Trust, 2006-5 1A (1 mo. USD LIBOR + 0.300%)	1.532%	4/25/36	173,672	337,196	(a)
Saxon Asset Securities Trust, 2003-1 M1 (1 mo. USD LIBOR + 1.050%)	2.282%	6/25/33	299,403	293,886	(a)
SLM Student Loan Trust, 2005-4 A4 (3 mo. USD LIBOR + 0.170%)	1.484%	7/25/40	200,000	186,448	(a)
SLM Student Loan Trust, 2005-8 A5 (3 mo. USD LIBOR + 0.170%)	1.484%	1/25/40	970,000	922,311	(a)
Small Business Administration, 2017-10A 1	2.845%	3/10/27	750,000	769,523
SMB Private Education Loan Trust, 2016-B A2A	2.430%	2/17/32	1,450,000	1,455,354	(b)
SMB Private Education Loan Trust, 2016-C A2B (1 mo. USD LIBOR + 1.100%)	2.327%	9/15/34	470,000	478,273	(a)(b)
Voya CLO Ltd., 2014-2A A1R (3 mo. USD LIBOR + 1.250%)	2.554%	4/17/30	500,000	501,511	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $16,064,500)				16,325,790

COLLATERALIZED MORTGAGE OBLIGATIONS(d) - 25.7%
BAMLL Commercial Mortgage Securities Trust, 2013-DSNY A (1 mo. USD LIBOR + 1.050%)	2.277%	9/15/26	380,000	381,023	(a)(b)
Banc of America Funding Corp., 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	2.953%	9/26/45	1,540,000	1,194,483	(a)(b)
Banc of America Funding Corp., 2015-R2 04A1 (1 mo. USD LIBOR + 0.165%)	1.399%	9/29/36	630,259	613,013	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2003-AC5 A3 (1 mo. USD LIBOR + 1.100%)	2.332%	10/25/33	578,635	574,116	(a)
CGBAM Commercial Mortgage Trust, 2016-IMC A (1 mo. USD LIBOR + 1.900%)	3.128%	11/15/21	1,430,000	1,431,863	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	1.967%	8/25/35	5,185	5,121	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-4A A2 (1 mo. USD LIBOR + 0.580%)	1.937%	10/25/35	19,023	18,666	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-1A A2 (1 mo. USD LIBOR + 0.400%)	1.698%	1/25/36	8,118	7,906	(a)(b)
Chevy Chase Mortgage Funding Corp., 2005-3A A2 (1 mo. USD LIBOR + 0.230%)	1.782%	7/25/36	44,125	42,015	(a)(b)
Citigroup Commercial Mortgage Trust, 2017-B1 A4	3.458%	8/15/50	330,000	342,462
CLNS Trust, 2017-IKPR A (1 mo. USD LIBOR + 0.800%)	2.029%	6/11/32	370,000	372,029	(a)(b)
Countrywide Alternative Loan Trust, 2004-28CB 2A7	5.750%	1/25/35	224,136	226,632
Countrywide Alternative Loan Trust, 2007-23CB A7 (1 mo. USD LIBOR + 0.400%)	1.632%	9/25/37	843,910	539,991	(a)
Credit Suisse Mortgage Trust, 2010-3R 2A3 (12 mo. USD LIBOR + 2.000%)	4.500%	12/26/36	470,000	483,973	(a)(b)
Credit Suisse Mortgage Trust, 2014-11R 15A2 (6 mo. USD LIBOR + 2.000%)	3.207%	1/27/36	673,345	470,129	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2 (1 mo. USD LIBOR + 0.700%)	1.926%	12/29/45	274,651	275,127	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3877 FA, PAC-1 (1 mo. USD LIBOR + 0.350%)	1.577%	11/15/40	225,599	225,949	(a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 1997-19	1.676%	6/1/28	42,271	42,337	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN2 M2 (1 mo. USD LIBOR + 4.250%)	5.482%	11/25/23	400,000	446,033	(a)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA1 M3 (1 mo. USD LIBOR + 3.300%)	4.532%	10/25/27	$390,000	$430,013	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2000-T06 A3	4.548%	11/25/40	185,518	183,552	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2002-T19 A4 (1 year Treasury Constant Maturity Rate + 2.080%)	3.852%	3/25/42	1,323,853	1,421,554	(a)
Federal National Mortgage Association (FNMA), Grantor Trust, 2004-T03 2A (1 year Treasury Constant Maturity Rate + 2.060%)	3.565%	8/25/43	1,078,019	1,142,274	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, 1997-20 F	1.296%	3/25/27	115,837	115,922	(a)
Federal National Mortgage Association (FNMA), REMIC Trust, PAC, 2003-117 KF (1 mo. USD LIBOR + 0.400%)	1.634%	8/25/33	64,396	64,501	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W6 6A (1 year Treasury Constant Maturity Rate + 2.030%)	3.529%	8/25/42	1,062,880	1,109,967	(a)
Federal National Mortgage Association (FNMA), Whole Loan, 2003-W8 3F1 (1 mo. USD LIBOR + 0.400%)	1.632%	5/25/42	144,227	142,536	(a)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	6.232%	11/25/24	436,945	487,721	(a)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1M2 (1 mo. USD LIBOR + 3.000%)	4.234%	10/25/29	810,000	825,103	(a)(b)
First Horizon Alternative Mortgage Securities, 2007-FA1 A6 (1 mo. USD LIBOR + 0.300%)	1.532%	3/25/37	1,560,061	934,317	(a)
First Republican Mortgage Loan Trust, 2000-FRB1 A2	2.500%	6/25/30	305,829	312,042	(a)
GE Business Loan Trust, 2006-1A C (1 mo. USD LIBOR + 0.420%)	1.647%	5/15/34	423,896	392,076	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	1.724%	2/20/61	478,906	479,176	(a)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. USD LIBOR + 0.400%)	1.624%	3/20/63	785,904	782,009	(a)
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	1.931%	3/20/23	487,986	489,652	(a)(b)
GS Mortgage Securities Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	1.382%	9/26/37	496,566	475,661	(a)(b)
HarborView Mortgage Loan Trust, 2004-2 2A1 (1 mo. USD LIBOR + 0.520%)	1.751%	6/19/34	284,569	278,400	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 A (1 mo. USD LIBOR + 1.250%)	2.477%	5/15/28	143,409	143,438	(a)(b)
LB Commercial Conduit Mortgage Trust, IO, 1998-C4 X	1.660%	10/15/35	453,183	4,537	(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016 C32 ASB	3.514%	12/15/49	540,000	569,583
Morgan Stanley Re-remic Trust, 2015-R2 2A1 (12 mo. Monthly Treasury Average Index + 1.090%)	1.920%	12/26/46	677,003	684,225	(a)(b)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	358,171	367,667	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	345,656	359,411	(a)(b)
New York Mortgage Trust Inc., 2005-2 A (1 mo. USD LIBOR + 0.660%)	1.564%	8/25/35	331,748	321,045	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	516,502	497,553	(b)

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(d) - (continued)
Residential Accredit Loans Inc., 2003-QA1 A1 (1 mo. USD LIBOR + 0.680%)	1.912%	12/25/33	$456,891	$446,952	(a)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	1.782%	5/25/37	1,423,466	1,072,324	(a)
Residential Asset Mortgage Products Inc., 2004-SL4 A5	7.500%	7/25/32	12,531	10,796
Residential Asset Securitization Trust, PAC, 2003-A11 A2 (1 mo. USD LIBOR + 0.450%)	1.682%	11/25/33	134,531	131,353	(a)
Sequoia Mortgage Trust, 2002-9 2A (6 mo. USD LIBOR + 1.560%)	2.937%	9/20/32	190,963	184,317	(a)
Structured ARM Loan Trust, 2004-02 1A1 (6 mo. USD LIBOR + 2.460%)	3.850%	3/25/34	314,188	311,067	(a)
Structured Asset Securities Corp., 2005-RF3 2A (1 year Treasury Constant Maturity Rate + 2.200%)	3.536%	6/25/35	798,953	749,288	(a)(b)
Wachovia Mortgage Loan Trust LLC, 2005-A 1A1 (12 mo. USD LIBOR + 1.990%)	3.665%	8/20/35	429,709	385,267	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-04 CB9 (1 mo. USD LIBOR + 0.400%)	1.632%	6/25/35	735,915	620,805	(a)
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	170,000	178,733
Wells Fargo Mortgage-Backed Securities Trust, 2004-Y 1A1 (1 year Treasury Constant Maturity Rate + 2.490%)	3.016%	11/25/34	549,877	563,810	(a)
WF-RBS Commercial Mortgage Trust, 2012-C8 A2	1.881%	8/15/45	8,704	8,698

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $24,907,131)				25,370,213

MORTGAGE-BACKED SECURITIES - 3.5%
FHLMC - 1.1%
Federal Home Loan Mortgage Corp. (FHLMC)	1.984%	6/1/43	635,871	645,588	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	4/1/29	1,864	2,066
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/12/47	400,000	422,156	(e)

Total FHLMC				1,069,810

FNMA - 0.4%
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	3.829%	9/1/37	403,868	426,965	(a)

GNMA - 2.0%
Government National Mortgage Association (GNMA) II	3.500%	10/23/47	200,000	208,211	(e)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	3.000%	9/20/20-3/20/21	138,206	141,379	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	2.500%	3/20/21	20,388	20,579	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	2.625%	6/20/22-5/20/32	625,737	643,864	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	2.125%	8/20/22-9/20/32	289,244	299,023	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	2.250%	10/20/22-10/20/27	472,378	485,079	(a)
Government National Mortgage Association (GNMA) II, One Year CMT ARM (1 year Treasury Constant Maturity Rate + 1.500%)	2.375%	1/20/24-3/20/24	163,825	168,258	(a)

Total GNMA				1,966,393

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $3,446,803)				3,463,168

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS - 1.0%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.7%
Univision Communications Inc., Term Loan C5 (1 mo. LIBOR + 2.750%)	3.989%	3/15/24	$668,602	$664,469	(a)(f)(g)

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
First Data Corp., 2017 Term Loan (1 mo. LIBOR + 2.500%)	3.736%	4/26/24	281,807	282,318	(a)(f)(g)

TOTAL SENIOR LOANS (Cost - $934,543)				946,787

			SHARES
COMMON STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A. (Cost - $3,805)			465	1,093	*(h)(i)

PREFERRED STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (Cost - $16,907)	8.000%		206,800	2,068	*(h)(i)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $83,283,077)				84,511,415

SHORT-TERM INVESTMENTS - 14.8%
Repurchase Agreements - 14.8%
Deutsche Bank Securities Inc. repurchase agreement dated 8/31/17; Proceeds at maturity - $12,100,356; (Fully collateralized by U.S. government obligations, 0.125% due 4/15/20; Market Value - $12,342,000)	1.060%	9/1/17	$12,100,000	12,100,000
State Street Bank & Trust Co. repurchase agreement dated 8/31/17; Proceeds at maturity - $2,513,003; (Fully collateralized by U.S. Treasury Notes, 1.000% due 5/15/18; Market Value - $2,563,425)	0.050%	9/1/17	2,513,000	2,513,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $14,613,000)				14,613,000

TOTAL INVESTMENTS - 100.3% (Cost - $97,896,077)				99,124,415
Liabilities in Excess of Other Assets - (0.3)%				(289,067)

TOTAL NET ASSETS - 100.0%				$98,835,348

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2017, the Fund held TBA securities with a total cost of $629,219.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(i)	Security is valued using significant unobservable inputs (See Note 1).

See Notes to Schedule of Investments.

WESTERN ASSET ADJUSTABLE RATE INCOME FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2017

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

SCHEDULE OF WRITTEN OPTIONS
SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call (Premiums received - $3,519)	9/22/17	$119.00	23	$23,000	$1,977

At August 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	51	12/18	$12,481,416	$12,543,450	$62,034
U.S. Treasury 5-Year Notes	112	12/17	13,245,446	13,272,000	26,554

					88,588

Contracts to Sell:
90-Day Eurodollar	19	9/17	4,685,363	4,687,181	(1,818)
90-Day Eurodollar	95	12/17	23,408,904	23,413,938	(5,034)
90-Day Eurodollar	69	12/19	16,832,164	16,942,088	(109,924)
U.S. Treasury 2-Year Notes	71	12/17	15,357,707	15,358,188	(481)
U.S. Treasury 10-Year Notes	29	12/17	3,662,218	3,682,547	(20,329)
U.S. Treasury Long-Term Bonds	2	12/17	310,617	312,188	(1,571)

					(139,157)

Net unrealized depreciation on open futures contracts					$(50,569)

At August 31, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$5,000,000	5/6/21	1.227% semi-annually	3-Month LIBOR-quarterly	—	$79,571
	3,750,000	11/30/21	1.940% semi-annually	3-Month LIBOR-quarterly	—	(32,492)

Total	$8,750,000				—	$47,079

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Adjustable Rate Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$38,402,296	—	$38,402,296
Asset-Backed Securities	—	16,325,790	—	16,325,790
Collateralized Mortgage Obligations	—	25,370,213	—	25,370,213
Mortgage-Backed Securities	—	3,463,168	—	3,463,168
Senior Loans	—	946,787	—	946,787
Common Stocks	—	—	$1,093	1,093
Preferred Stocks	—	—	2,068	2,068

Total Long-Term Investments	—	84,508,254	3,161	84,511,415

Short-Term Investments†	—	14,613,000	—	14,613,000

Total Investments	—	$99,121,254	$3,161	$99,124,415

Other Financial Instruments:
Futures Contracts	$88,588	—	—	88,588
Centrally Cleared Interest Rate Swaps	—	79,571	—	79,571

Total Other Financial Instruments	$88,588	$79,571	—	$168,159

Total	$88,588	$99,200,825	$3,161	$99,292,574

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$1,977	—	—	$1,977
Futures Contracts	139,157	—	—	139,157
Centrally Cleared Interest Rate Swaps	—	$32,492	—	32,492

Total	$141,134	$32,492	—	$173,626

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: October 25, 2017